Inventories and Work in Progress - Summary of Variation of Inventories (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Reconciliation Of Changes In Inventory [Abstract]
Balance at beginning of period	$ 266.3	$ 329.3	$ 417.3
Variations	(47.7)	(52.6)	(45.0)
Movements in valuation allowance	(6.8)	(7.6)	(8.2)
Change in exchange rates	27.5	(6.8)	(33.0)
Change in consolidation scope	0.0	0.0	0.0
Others		4.0	(1.8)
Balance at end of period	$ 239.3	$ 266.3	$ 329.3